FORM 13F HOLDINGS REPORT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2008
Check here if Amendment [ ]; Amendment Number:
This Amendment:                        [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Pointer Capital, LLC
Address:   3050 Peachtree Road, Suite 200
           Atlanta, Georgia 30305

Form 13F File Number: 028-12897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:Brent D. Cann
Title: Partner
Phone: 404.614.6183

Brent D. Cann                     Atlanta, GA                      13-Aug-08
-------------------------       -----------------------          ---------------
Signature                       City     State                       Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                     FORM 13F SUMMARY PAGE Report Summary:

**Confidential information has been omitted from the public 13F form and has been filed separately with the SEC with a request for confidential treatment.

Number of Other Included Managers:

Form 13F Information Table Entry Total:                           46

Form 13F Information Table Value Total:                       76,107

List of Other Included Managers:                               None

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                                                                                                                   VOTING AUTHORITY

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ISSUER NAME                      TITLE                CUSIP    MKT VAL   SHARES  INVESTMENT   DISCRETION   OTHER  SOLE  SHARED  NONE
                                OF CLASS                     (X $1000)             SOLE(A)      SHARED     MNGRS
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
***FOCUS MEDIA HLDG LTD          SPON ADR          34415V109       318    11,500      SOLE                      11,500
***GAFISA S A                    SPON ADR          362607301       687    20,000      SOLE                      20,000
***GLOBAL SOURCES LTD            ORD               G39300101     1,669   110,000      SOLE                     110,000
***NEW ORIENTAL EDUCATION AND    COM               64758A107       309     5,300      SOLE                       5,300
ABB LTD SPONSORED ADR            SPON ADR          000375204       849    30,000      SOLE                      30,000
AMERICA MOVIL S A DE CV ADR      SPON ADR L SHS    02364W105     4,093    77,600      SOLE                      20,000        57,600
AMERISOURCEBERGEN CORP           COM               03073e105       719    18,000      SOLE                      18,000
B F GOODRICH CO                  COM               382388106       616    13,000      SOLE                      13,000
BAYTEX ENERGY TR TRUST UNIT      TRUST UNIT        073176109       206     6,000      SOLE                       6,000
BOARDWALK PIPELINE PARTNERS LP   UT LTD PARTNERS   096627104     1,174    50,000      SOLE                      50,000
Boston Private Bank              COM               101119105     1,352   238,564      SOLE                                   238,564
CARDINAL HEALTH INC              COM               14149Y108       722    14,000      SOLE                      14,000
CERADYNE INC CALIF               COM               156710105       686    20,000      SOLE                      20,000
COLONIAL BANCGROUP INC           COM               195493309       468   100,000      SOLE                     100,000
Conns Inc                        COM               208242107     3,615   224,984      SOLE                                   224,984
DOLLAR FINL CORP                 COM               256664103       755    50,000      SOLE                      50,000
Energy Transfer Equity           COM UT LTD PTN    29273V100     2,482    85,637      SOLE                                    85,637
EV ENERGY PARTNERS L P           COM UNITS         26926V107     1,576    54,300      SOLE                      50,000         4,300
Exxon Mobil                      COM               30231g102       222     2,529      SOLE                                     2,529
EZCORP INC-CL A                  CL A NON VTG      302301106     3,916   307,140      SOLE                      80,000       227,140
FREEPORT MCMORAN COPPER &        COM               35671D857     3,935    33,582      SOLE                       7,500        26,082
Genl Dynamics Corp               COM               369550108     3,279    38,950      SOLE                                    38,950
Global Sources                   ORD               G39300101     3,745   246,760      SOLE                                   246,760
HANSEN NATURAL CORP              COM               411307101     4,337   150,480      SOLE                      40,000       110,480
HEELYS INC                       COM               42279M107       304    75,000      SOLE                      75,000
HEWLETT PACKARD CO               COM               428236103       884    20,000      SOLE                      20,000
HOLOGIC INC.                     COM               436440101     5,112   234,530      SOLE                      40,000       194,530
INTUITIVE SURGICAL INC           COM NEW           46120E602       336     1,250      SOLE                       1,250
LIBERTY GLOBAL INC               COM SER A         530555101     2,501    79,600      SOLE                      25,000        54,600
Lithia Motors Inc  Cl A          CLA               536797103     1,885   383,155      SOLE                     125,000       258,155
MCKESSON HBOC INC COM            COM               58155Q103       782    14,000      SOLE                      14,000
MICROSOFT CORP                   COM               594918104     1,450    52,730      SOLE                      50,000         2,730
NII HLDGS INC                    CL B NEW          62913F201     7,397   155,785      SOLE                      50,000       105,785
OBAGI MEDICAL PRODUCTS INC       COM               67423R108       855   100,000      SOLE                     100,000
OWENS ILLINOIS INC NEW           COM               690732102       667    16,000      SOLE                      16,000
PARKER DRILLING CO               COM               701081101     1,001   100,000      SOLE                                   100,000
PETROLEO BRASILEIRO SA ADR       SPONSORED ADR     71654v408       849    12,000      SOLE                      12,000
PLAINS ALL AMERN PIPELINE L P    UNIT LTD PARTN    726503105     1,353    30,000      SOLE                      30,000
PROSHARES TR                     ULTRA SHRT O&G    74347R586       801    30,000      SOLE                      30,000
PROSHARES TR                     ULTR SHRT MSCI    74347R354       755    10,000      SOLE                      10,000
PROSHARES TRUST                  Basic MTRL PR     74347R651       923    32,000      SOLE                      32,000
Proshares Trust Ultrashort       REAL EST PRO      74347R552     1,575    15,000      SOLE                      15,000
SPIRIT AEROSYSTEMS HOLDINGS      COM CLA           848574109       575    30,000      SOLE                      30,000
STURM RUGER & CO INC             COM               864159108       706   100,000      SOLE                     100,000
TRIUMPH GROUP INC NEW            COM               896818101     3,165    67,210      SOLE                      14,000        53,210
UNITED ONLINE INC                COM               911268100       501    50,000      SOLE                                    50,000

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